SHARE-BASED COMPENSATION (Details 2) - Warrant [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Number of warrants, beginning balance
Weighted average exercise price, beginning | $ / shares
Number of warrants, Granted	37,500
Weighted average exercise price, Granted | $ / shares	$ 4.80
Number of warrants, Exercised
Weighted average exercise price, Exercised | $ / shares
Number of warrants, Forfeited / cancelled
Weighted average exercise price, Forfeited / cancelled | $ / shares
Number of warrants, ending balance	37,500
Weighted average exercise price, ending | $ / shares	$ 4.80 [1]
Weighted average remaining contractual term	4 years 9 months 10 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number

[1]	Corporate expenses primarily consist of corporate administrative expenses and other general and administrative costs that are not allocated to segments for internal reporting purposes. Accordingly, reportable segment results are presented on a pre-allocation basis of such corporate overhead.